LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.  LONG-TERM INVESTMENTS

The breakdown of long-term investment is as follows:

	2024	2025
Financial instruments
At fair value through profit or loss:
Equity	7,797	6,901
Convertible bonds	377	353
At fair value through other comprehensive income:
Equity	27	27
Convertible bonds	24	—
	8,225	7,281
Associates
PT Jalin Pembayaran Nusantara ("Jalin")	110	106
	110	106
Total long-term investments	8,335	7,387

Investments in equity at fair value through profit or loss are long-term investments in the form of shares in various start-up companies engaged in information and technology. The Group does not have significant influence in these start-up companies.

Investments in equity at fair value through profit or loss include:

(i)	Telkomsel’s investment in PT GoTo Gojek Tokopedia Tbk. (“GOTO”)

As of December 31, 2024 and 2025, Telkomsel assessed the fair value of the investment in GOTO using level 1 based on GOTO’s market value of Rp70 per share and Rp64 per share, respectively. The total unrealized loss from changes in fair value of Telkomsel’s investment in GOTO as of December 31, 2024 and 2025, amounted to Rp380 billion and Rp142 billion, respectively. These amounts were presented as unrealized loss on changes in fair value of investments in the consolidated statements of profit or loss.

(ii)	Investments by MDI in several start-up entities engaged in the information and technology sector

In 2024 and 2025, the additional investments by MDI amounted to Rp100 billion and Rp97 billion, respectively. The fair value of MDI's investments using level 3. The total unrealized gain (loss) from changes in fair value of MDI’s investments as of December 31, 2024, and 2025, amounted to Rp483 billion and (Rp16 billion), respectively. These amounts were presented as unrealized gain (loss) arising from changes in fair value of investments in the consolidated statements of profit or loss.

In 2025, the Group disposed of long-term investments in financial instruments, resulting in proceeds amounting to Rp728 billion.

Detailed information regarding the level 1 and level 3 fair value measurement techniques is disclosed in Note 34.

Investments in convertible bonds at fair value through profit or loss represent long-term investments owned by MDI and Telkomsel in the form of convertible bonds in various start-up companies engaged in information and technology. These convertible bonds provide the holders with an option to convert the bonds into shares upon maturity, in accordance with the agreed terms and conditions. In the event that the conversion option is not exercised, the bondholders are entitled to receive the principal repayment of the bonds.

The unrecognized share of losses from investments in associates, accounted for under the equity method, amounted cumulatively to Rp328 billion, Rp323 billion, and Rp338 billion as of December 31, 2023, 2024 and 2025, respectively.